Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	16.41%	5.27%	5.64%
Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	23.42%	6.74%	6.58%
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	23.18%	6.47%	6.32%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	15.75%	16.19%